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Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004




May 23, 2007

streetTRACKS(R) Series Trust
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Re: Post-Effective Amendment No. 20 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)

Ladies and Gentlemen:

On behalf of our client, streetTRACKS(R) Series Trust (the "Trust"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, PEA No. 20 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA No. 20 is to (i) reflect our responses to comments from the staff on Post-Effective Amendment No. 19, and (ii) make other non-material changes.

I hereby certify that PEA No. 20 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (202) 739-5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire
-------------------

W. John McGuire


Enclosures